Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000147952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000147953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000147954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000147955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000147952
Average Annual Return [Line Items]
Average Annual Return, Percent	13.78%	7.14%	5.02%
Without Sales Load [Member] | C000147953
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%	6.35%	4.24%
Without Sales Load [Member] | C000147954
Average Annual Return [Line Items]
Average Annual Return, Percent	14.14%	7.38%	5.21%
Without Sales Load [Member] | C000147955
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%	7.41%	5.28%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	19.40%	8.61%	5.92%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	19.40%	8.61%	5.92%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	19.40%	8.61%	5.92%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	19.40%	8.61%	5.92%